Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 1.7%
General Dynamics Corp.	7,588	$1,676,720
Lockheed Martin Corp.	15,461	6,322,931
Northrop Grumman Corp.	1,326	583,692
Textron, Inc.	5,487	428,754
		9,012,097
Air Freight & Logistics - 0.0%†
FedEx Corp.	916	242,667

Automobiles - 2.8%
Ford Motor Co.	133,775	1,661,485
General Motors Co.	171,274	5,646,904
Li Auto, Inc., ADR *	4,541	161,887
Tesla, Inc. *	29,914	7,485,081
		14,955,357
Banks - 1.6%
Bank of America Corp.	191,617	5,246,473
Citigroup, Inc.	52,419	2,155,993
ING Groep NV, ADR	6,282	82,797
JPMorgan Chase & Co.	2,869	416,062
KeyCorp	58,410	628,492
Synovus Financial Corp.	6,181	171,832
		8,701,649
Beverages - 2.8%
Coca-Cola Co. (The)	106,535	5,963,829
PepsiCo, Inc.	54,171	9,178,734
		15,142,563
Biotechnology - 3.6%
AbbVie, Inc.	27,184	4,052,047
Amgen, Inc.	26,360	7,084,514
Exelixis, Inc. *	30,294	661,924
Gilead Sciences, Inc.	26,025	1,950,313
Incyte Corp. *	62,712	3,622,872
Neurocrine Biosciences, Inc. *	5,161	580,613
Regeneron Pharmaceuticals, Inc. *	1,613	1,327,434
		19,279,717
Broadline Retail - 4.0%
Amazon.com, Inc. *	163,738	20,814,375
eBay, Inc.	10,479	462,019
JD.com, Inc., ADR	7,377	214,892
MINISO Group Holding Ltd., ADR	2,069	53,587
Vipshop Holdings Ltd., ADR *	17,683	283,105
		21,827,978
Building Products - 1.1%
A O Smith Corp.	25,843	1,708,998
Builders FirstSource, Inc. *	7,478	930,936
Johnson Controls International PLC	5,024	267,327
Owens Corning	10,085	1,375,695
Trane Technologies PLC	9,421	1,911,615
		6,194,571

	Shares/ Principal	Fair Value

Capital Markets - 2.1%
Bank of New York Mellon Corp. (The)	6,034	$257,350
Moody's Corp.	20,352	6,434,692
Nasdaq, Inc.	60,906	2,959,422
S&P Global, Inc.	4,482	1,637,768
		11,289,232
Chemicals - 1.3%
Ecolab, Inc.	16,081	2,724,121
LyondellBasell Industries NV, Class A	1,890	178,983
Sherwin-Williams Co. (The)	16,816	4,288,921
		7,192,025
Commercial Services & Supplies - 1.1%
Cintas Corp.	6,478	3,115,983
Republic Services, Inc.	19,718	2,810,012
		5,925,995
Communications Equipment - 0.1%
Arista Networks, Inc. *	1,543	283,804
Juniper Networks, Inc.	11,095	308,330
		592,134
Construction & Engineering - 0.9%
AECOM	16,452	1,366,174
EMCOR Group, Inc.	7,186	1,511,863
Valmont Industries, Inc.	8,344	2,004,312
		4,882,349
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	7,870	3,230,478
Vulcan Materials Co.	10,722	2,166,058
		5,396,536
Consumer Staples Distribution & Retail - 2.0%
Sysco Corp.	36,361	2,401,644
Walmart, Inc.	52,479	8,392,966
		10,794,610
Electric Utilities - 1.2%
IDACORP, Inc.	4,036	377,971
OGE Energy Corp.	16,484	549,412
Portland General Electric Co.	1,783	72,176
PPL Corp.	236,869	5,580,634
		6,580,193
Electrical Equipment - 0.2%
AMETEK, Inc.	8,875	1,311,370

Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd. *	12,082	325,972
TE Connectivity Ltd.	26,930	3,326,663
		3,652,635
Entertainment - 0.8%
Bilibili, Inc., ADR *	51,864	714,167
Electronic Arts, Inc.	17,228	2,074,251
NetEase, Inc., ADR	1,121	112,279

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Entertainment (continued)
Netflix, Inc. *	2,574	$971,943
Playtika Holding Corp. *	34,436	331,619
Sea Ltd., ADR *	2,150	94,493
Warner Bros Discovery, Inc. *	21,390	232,295
		4,531,047
Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B *	13,076	4,580,523
Block, Inc. *	34,904	1,544,851
Euronet Worldwide, Inc. *	2,987	237,108
Fidelity National Information Services, Inc.	8,333	460,565
Mastercard, Inc., Class A	26,902	10,650,771
Visa, Inc., Class A	40,332	9,276,763
		26,750,581
Food Products - 1.3%
Archer-Daniels-Midland Co.	38,420	2,897,637
Hershey Co. (The)	21,827	4,367,146
		7,264,783
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	31,397	3,040,799
Boston Scientific Corp. *	6,185	326,568
IDEXX Laboratories, Inc. *	1,254	548,337
Medtronic PLC	15,050	1,179,318
ResMed, Inc.	5,717	845,373
Stryker Corp.	20,848	5,697,133
		11,637,528
Health Care Providers & Services - 2.2%
Elevance Health, Inc.	12,858	5,598,630
Ensign Group, Inc. (The)	572	53,156
HCA Healthcare, Inc.	10,837	2,665,685
Tenet Healthcare Corp. *	2,120	139,687
UnitedHealth Group, Inc.	6,866	3,461,769
		11,918,927
Health Care Technology - 0.0%†
Teladoc Health, Inc. *	7,571	140,745

Hotels, Restaurants & Leisure - 0.9%
Boyd Gaming Corp.	15,965	971,151
McDonald's Corp.	7,761	2,044,558
Melco Resorts & Entertainment Ltd., ADR *	11,041	109,195
Travel + Leisure Co.	42,527	1,562,017
Trip.com Group Ltd., ADR *	4,599	160,827
		4,847,748
Household Durables - 0.8%
DR Horton, Inc.	14,678	1,577,445
Leggett & Platt, Inc.	32,308	820,946
PulteGroup, Inc.	11,182	828,027
Toll Brothers, Inc.	14,727	1,089,209
		4,315,627

	Shares/ Principal	Fair Value

Household Products - 1.1%
Colgate-Palmolive Co.	3,930	$279,462
Kimberly-Clark Corp.	48,004	5,801,284
		6,080,746
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp. (The)	59,035	897,332

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	14,540	2,686,120

Insurance - 3.1%
Chubb Ltd.	10,871	2,263,125
Everest Group Ltd.	2,346	871,938
Hartford Financial Services Group, Inc. (The)	6,307	447,229
Marsh & McLennan Cos., Inc.	18,696	3,557,849
MetLife, Inc.	83,465	5,250,783
Prudential Financial, Inc.	1,971	187,028
Reinsurance Group of America, Inc.	10,508	1,525,657
Travelers Cos., Inc. (The)	16,104	2,629,944
		16,733,553
Interactive Media & Services - 7.3%
Alphabet, Inc., Class A *	125,304	16,397,281
Alphabet, Inc., Class C *	74,488	9,821,243
Baidu, Inc., ADR *	5,366	720,922
Meta Platforms, Inc., Class A *	41,008	12,311,012
		39,250,458
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	15,732	1,759,152

Machinery - 2.3%
Caterpillar, Inc.	2,797	763,581
Graco, Inc.	6,566	478,530
Illinois Tool Works, Inc.	16,920	3,896,845
Oshkosh Corp.	21,533	2,054,894
Otis Worldwide Corp.	17,440	1,400,607
Parker-Hannifin Corp.	544	211,899
Snap-on, Inc.	7,880	2,009,873
Timken Co. (The)	1,276	93,773
Xylem, Inc.	14,713	1,339,324
		12,249,326
Media - 1.5%
Comcast Corp., Class A	88,693	3,932,648
Fox Corp., Class A	100,257	3,128,018
Fox Corp., Class B	2,640	76,243
Liberty Media Corp-Liberty SiriusXM *	33,481	852,426
		7,989,335
Metals & Mining - 0.1%
ArcelorMittal SA	13,939	348,893
Steel Dynamics, Inc.	631	67,656
		416,549

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels - 4.0%
BP PLC, ADR	19,731	$763,984
Chevron Corp.	29,993	5,057,420
ConocoPhillips	16,657	1,995,509
Devon Energy Corp.	62,235	2,968,609
EOG Resources, Inc.	8,974	1,137,544
Exxon Mobil Corp.	21,304	2,504,924
Imperial Oil Ltd.	1,061	65,347
Marathon Oil Corp.	3,359	89,853
Marathon Petroleum Corp.	2,525	382,134
Pioneer Natural Resources Co.	10,805	2,480,288
Targa Resources Corp.	14,990	1,284,943
Valero Energy Corp.	17,396	2,465,187
Williams Cos., Inc. (The)	3,398	114,479
		21,310,221
Paper & Forest Products - 0.0%†
Louisiana-Pacific Corp.	944	52,175

Passenger Airlines - 0.1%
United Airlines Holdings, Inc. *	11,003	465,427

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	106,042	6,154,677
Eli Lilly and Co.	16,060	8,626,308
Johnson & Johnson	24,857	3,871,478
Merck & Co., Inc.	13,421	1,381,692
Pfizer, Inc.	59,405	1,970,464
		22,004,619
Real Estate Management & Development - 0.1%
KE Holdings, Inc., ADR	19,445	301,786

Residential REITs - 0.9%
AvalonBay Communities, Inc.	702	120,561
Camden Property Trust	26,377	2,494,737
Equity Residential	37,763	2,217,066
		4,832,364
Retail REITs - 0.1%
Simon Property Group, Inc.	4,160	449,405

Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. *	1,603	164,820
Applied Materials, Inc.	48,595	6,727,978
ARM Holdings PLC, ADR *	11,675	624,846
Broadcom, Inc.	1,602	1,330,589
Intel Corp.	120,226	4,274,034
KLA Corp.	495	227,037
Lam Research Corp.	4,206	2,636,195
MaxLinear, Inc. *	5,263	117,102
NVIDIA Corp.	46,401	20,183,971
NXP Semiconductors NV	10,807	2,160,535
QUALCOMM, Inc.	32,149	3,570,468

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	3,653	$580,864
		42,598,439
Software - 10.9%
Adobe, Inc. *	9,914	5,055,149
Autodesk, Inc. *	4,882	1,010,135
Cadence Design Systems, Inc. *	7,546	1,768,028
Fortinet, Inc. *	19,340	1,134,871
Intuit, Inc.	1,061	542,107
Manhattan Associates, Inc. *	14,549	2,875,755
Microsoft Corp.	128,601	40,605,766
Oracle Corp.	8,994	952,645
Salesforce, Inc. *	15,100	3,061,978
ServiceNow, Inc. *	1,863	1,041,342
Synopsys, Inc. *	1,026	470,903
		58,518,679
Specialized REITs - 0.3%
SBA Communications Corp.	8,165	1,634,388

Specialty Retail - 2.2%
AutoNation, Inc. *	6,109	924,903
Best Buy Co., Inc.	24,205	1,681,521
Five Below, Inc. *	8,152	1,311,657
O'Reilly Automotive, Inc. *	864	785,255
Penske Automotive Group, Inc.	4,217	704,492
TJX Cos., Inc. (The)	75,508	6,711,151
		12,118,979
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	240,003	41,090,914
Dell Technologies, Inc., Class C	13,899	957,641
Hewlett Packard Enterprise Co.	198,195	3,442,647
HP, Inc.	5,613	144,254
		45,635,456
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc. *	2,824	1,088,963
NIKE, Inc., Class B	6,965	665,993
Skechers USA, Inc., Class A *	36,993	1,810,807
		3,565,763
Trading Companies & Distributors - 0.8%
WW Grainger, Inc.	6,274	4,340,604

Total Common Stocks
(Cost - $416,401,313)		530,271,540
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a) (Cost - $7,394,066)	7,394,066	7,394,066

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Fair Value

Total Investments - 99.8%
(Cost - $423,795,379)	$537,665,606
Other Assets Less Liabilities - Net 0.2%	873,590
Total Net Assets - 100.0%	$538,539,196

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	41	12/15/2023	$8,867,275	$(269,252)